Expense Example, No Redemption - WASHINGTON MUTUAL INVESTORS FUND	Jun. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,369
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	$ 1,132